Summary of Significant Accounting Policies	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
(2)	Summary of Significant Accounting Policies

Basis of Presentation and Principles of Consolidation

The accompanying unaudited condensed consolidated financial statements include the accounts of Alion Science and Technology Corporation (a Delaware corporation), and its subsidiaries, each of which is 100% owned by Alion Science and Technology Corporation. The statements are prepared on the accrual basis of accounting and include the accounts of Alion Science and Technology Corporation and its subsidiaries from their date of acquisition or formation. All inter-company accounts have been eliminated in consolidation. There have been no changes to Alion’s subsidiaries in the current fiscal year. The Company operates in a single segment with two reporting units.

In management’s opinion, the accompanying unaudited condensed consolidated financial statements reflect all adjustments consisting of normal recurring adjustments and reclassifications that are necessary for fair presentation of the periods presented. The results for the six months ended March 31, 2015 are not necessarily indicative of the results to be expected for the full fiscal year. These unaudited condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and the notes thereto included in our financial statements for the fiscal year ended September 30, 2014 included elsewhere in this prospectus. The Company’s preparation of these financial statements reflect material subsequent events through June 4, 2015, the date that these financial statements were issued.

Alion depends heavily on Federal Government prime contracts and subcontracts which account for nearly all the Company’s revenue. Interruptions in the government funding process, whether from federal budget delays, debt ceiling limitations, government shutdowns, sequestration or Department of Defense spending cuts could materially adversely affect the Company’s revenue and cash flows for the balance of the current fiscal year and beyond and the Company’s ability to meet its debt obligations.

Fiscal, Quarter and Interim Periods

Alion’s fiscal year ends on September 30. The Company operates based on a three-month quarter, four-quarter fiscal year with quarters ending December 31, March 31, June 30, and September 30.

Use of Estimates

Preparing financial statements in conformity with GAAP requires management to make estimates and assumptions that affect amounts reported for assets and liabilities, disclosures of contingent assets and liabilities as of financial statement dates, and amounts reported for operating results for each period presented. Actual results are likely to differ from those estimates. Management does not believe such differences will materially affect Alion’s financial position, results of operations, or cash flows.

Liquidity

Despite having refinanced substantially all of its debt in August 2014, the Company remains highly leveraged. As of March 31, 2015, the Company had approximately $616.4 million outstanding under its Existing Debt Instruments. From April through September 2015, the Company must pay $20.9 million in cash interest and $10.9 million in principal under its various debt agreements. These amounts do not include repayment of borrowings under the Existing Revolving Credit Facility. This is in addition to paying off $24.0 million in Unsecured Note principal and interest which the Company did on January 30, 2015. Available borrowing capacity under the Existing Revolving Credit Facility was $15.3 million at March 31, 2015. After taking into account borrowing base limitations, the Company’s borrowing base was $75.1 million at March 31, 2015.

The Company’s high level of debt requires a substantial portion of its cash flows to service that debt. Alion’s high debt level could adversely affect its business and financial condition and could, among other things:

•	make it more difficult for the Company to qualify as financially capable to receive awards of future Federal Government contracts;

•	make it more difficult for the Company to meet ESOP diversification and repurchase demands;

•	limit the Company’s ability to obtain additional financing to meet working capital or other general corporate requirements;

•	increase the Company’s vulnerability to general adverse economic and industry conditions;

•	limit the Company’s ability to execute its business plan and constrain its ability to plan for and react to changes in the government contracting industry;

•	place the Company at a disadvantage compared to other, less leveraged competitors;

•	increase the Company’s cost of borrowing; and

•	limit the Company’s ability to acquire new business.

The Company’s ability to continue as a going concern and make its scheduled payments depends on and is subject to its financial and operating performance, which in turn is affected by general economic, financial, competitive, business and other factors beyond the Company’s control, including the availability of financing in the international banking and capital markets.

Management has several initiatives to increase revenue and profitability, reduce costs, reduce unbilled receivables, increase cash collections and move the Company into more profitable business sectors. However, there can be no assurance that management’s efforts will be successful. The Company’s ability to continue as a going concern and make scheduled payments depends on its financial and operating performance, which are also affected by general economic, financial, competitive, business and other factors beyond the Company’s control.

Management expects that the current cash balances, liquidity from Alion’s Existing Revolving Credit Facility, deferring or reducing expenditures and collecting approved award fees from prior periods will generate sufficient cash flow from operations to meet working capital, debt service and investment requirements through March 31, 2016. If the Company is unable to generate sufficient funds from operations or raise additional capital, it could materially adversely affect liquidity and limit the Company’s ability to service its debt and meet its financial obligations.

Revenue Recognition

Alion derives its revenue from delivering technology services under three types of contracts. Some contracts provide for reimbursement of costs plus fees; others are fixed-price or time-and-material type contracts. The Company recognizes revenue when a contract has been executed, the contract price is fixed or determinable, delivery of services or products has occurred, and its ability to collect the contract price is considered reasonably assured. Alion applies the percentage-of-completion method in Accounting Standards Codification (ASC) 605 – Revenue Recognition to recognize revenue.

Alion recognizes revenue on cost-reimbursement contracts as it incurs costs and includes estimated fees earned. The Company recognizes time-and-material contract revenue at negotiated, fixed, contractually billable rates as it delivers labor hours and incurs other direct expenses. The Company uses various performance measures under the percentage-of-completion method to recognize revenue for fixed-price contracts. Estimating contract costs at completion and recognizing revenue appropriately involve significant management estimates. Actual costs may differ from estimated costs and affect estimated profitability and revenue recognition timing. From time to time, facts develop that require us to revise estimated total costs or expected revenue. Alion records the cumulative effect of revised estimates in the period when the facts requiring revised estimates become known. The Company recognizes the full amount of anticipated losses on any contract in the period a loss becomes known. For each of the periods presented, the cumulative effects of revised estimates were immaterial to the Company’s financial performance.

U.S. Federal Government contracts are subject to periodic funding by Alion’s contracting agency customers. A customer may fund a contract at inception or incrementally throughout the period of performance as services are provided. If Alion determines contract funding is not probable, it defers revenue recognition until realization is probable. The Federal Government can audit Alion’s contract costs and adjust amounts through negotiation. The Federal Government considers Alion a major contractor and maintains an office on site. The Defense Contract Audit Agency (DCAA) is currently auditing the Company’s 2009 claimed indirect costs. The Company has settled its rates through 2008. The Company timely submitted its indirect cost proposals for all open fiscal years. Alion has recorded revenue on Federal Government contracts in amounts it expects to realize.

Alion recognizes revenue on unpriced change orders as it incurs expenses and only to the extent it is probable it will recover such costs. The Company recognizes revenue in excess of costs on unpriced change orders only when management can also estimate beyond a reasonable doubt the amount of excess and experience provides a sufficient basis for recognition. Alion recognizes revenue on claims as expenses are incurred and only to the extent it is probable it will recover such costs and can reliably estimate the amount it will recover.

Income Taxes

Alion accounts for income taxes by applying the provisions in currently enacted tax laws. The Company determines deferred income taxes based on the estimated future tax effects of differences between the financial statement and tax bases of its assets and liabilities. Deferred income tax provisions and benefits change as assets or liabilities change from period to period. In providing for deferred taxes, Alion considers the tax regulations of the jurisdictions where the Company operates; estimated future taxable income; and available tax planning strategies. If tax regulations, operating results or the ability to implement tax-planning strategies change, the carrying value of deferred tax assets and liabilities may require adjustment.

Alion has a history of operating losses for both tax and financial statement purposes. The Company has recorded valuation allowances equal to deferred tax assets based on the likelihood that Alion may not be able to realize the value of these assets. Alion recognizes the benefit of a tax position only after determining that the relevant tax authority would “more likely than not” sustain the Company’s position following an audit. For tax positions meeting the “more likely than not” threshold, Alion recognizes the largest benefit that has a greater than 50 percent likelihood of being realized upon ultimate settlement with the relevant tax authority.

Cash and Cash Equivalents

The Company considers cash in banks, and deposits with financial institutions with maturities of three months or less at time of purchase which Alion can liquidate without prior notice or penalty, to be cash and cash equivalents.

Accounts Receivable and Billings in Excess of Revenue Earned

Accounts receivable include billed accounts receivable and unbilled receivables. Unbilled receivables consist of costs and fees which are billable upon occurrence of a specific event, amounts billable after the balance sheet date and revenue in excess of billings on uncompleted contracts (accumulated project expenses and fees which were not billed or were not currently billable as of the date of the balance sheet). Unbilled accounts receivable include revenue recognized for customer-requested work Alion performed on new and existing contracts for which the Company had not received contracts or contract modifications. Accounts receivable are stated at estimated realized value. The allowance for doubtful accounts is Alion’s best estimate of the amount of probable losses in the Company’s existing billed and unbilled accounts receivable. The Company determines the allowance using specific identification and historical write-off experience based on receivable age. Billings in excess of revenue and advance collections from customers represent amounts received from or billed to customers in excess of project revenue recognized to date.

Property, Plant and Equipment

Leasehold improvements, software and equipment are recorded at cost. Maintenance and repairs that do not add significant value or significantly lengthen an asset’s useful life are charged to current operations. Software and equipment are depreciated on the straight-line method over their estimated useful lives (typically 3 years for software and 5 years for equipment). Leasehold improvements are amortized on the straight-line method over the shorter of the asset’s estimated useful life or the life of the lease. Upon sale or retirement of an asset, costs and related accumulated depreciation are deducted from the accounts, and any gain or loss is recognized in the unaudited condensed consolidated statements of operations.

Goodwill

Alion assigns the purchase price paid to acquire the stock or assets of a business to the net assets acquired based on the estimated fair value of assets acquired and liabilities assumed. Goodwill is the purchase price in excess of the estimated fair value of the tangible net assets and separately identified intangible assets acquired. There have been no changes to goodwill carrying value in the six months ended March 31, 2015.

The Company accounts for goodwill and other intangible assets in accordance with the provisions of ASC 350 – Intangibles-Goodwill and Other. Alion operates in one segment and tests goodwill at the reporting unit level. There are two reporting units. Alion does not allocate corporate debt to its reporting units. The Company treats its corporate debt as part of its capital structure.

The Company reviews goodwill for impairment in the fourth fiscal quarter each year, and whenever events or circumstances indicate goodwill might be impaired. In the third quarter of fiscal 2014, the Company determined that its declining revenue and the difficulties it had experienced in accessing capital and concluding a refinancing transaction were indicators that goodwill might be impaired. The Company conducted a full Step One impairment test as of June 30, 2014 and determined goodwill was not impaired. In the fourth quarter of fiscal 2014, Alion elected to perform a qualitative Step Zero analysis based on favorable changes in its circumstances including the Company’s post-refinancing capital structure and its improved financial performance.

The Company is required to recognize an impairment loss to the extent our goodwill carrying value at the reporting unit level exceeds fair value. Evaluating goodwill involves significant management estimates. None of the Company’s reviews has resulted in a goodwill impairment adjustment. See Note 9 for a detailed discussion of the Company’s goodwill impairment testing process.

Intangible Assets

Alion amortizes intangible assets as it consumes economic benefits over estimated useful lives. As of March 31, 2015, the Company had approximately $593 thousand in net intangible assets for contracts it acquired when it purchased its JMA subsidiary in 2005. This intangible asset has a remaining useful life of approximately 1.1 years.

Redeemable Common Stock

There is no public market for Alion’s redeemable common stock and therefore no observable price for its equity, individually or in the aggregate. As of March 31, 2015, the Employee Stock Ownership Plan (ESOP) Trust (ESOP Trust) held all the Company’s outstanding common stock. Under certain circumstances, ESOP beneficiaries can require the ESOP Trust to distribute the value of their beneficial interests. The Internal Revenue Code (IRC) and the Employee Retirement Income Security Act (ERISA) require the Company to offer ESOP participants who receive Alion common stock a liquidity put right. The put right requires the Company to purchase distributed shares at a price per share determined by the ESOP Trustee (ESOP Trustee) on the most recent valuation date at any time during two put option periods. Common stock distributed by the ESOP Trust is subject to a right of first refusal. Prior to any subsequent transfer, shares must first be offered to the Company and then to the ESOP Trust. Eventual redemption of shares of Alion common stock as a result of distributions is outside the Company’s control. Therefore, Alion has determined the outstanding shares of common stock held by the ESOP Trust are redeemable and classifies them as other than permanent equity. Should the Company’s common stock become publicly traded, the liquidity put right associated with the common stock held by the ESOP would terminate.

At each financial statement reporting date, Alion is required to increase or decrease the reported value of its outstanding common stock to reflect its estimated redemption value. Management estimates the value of Alion’s obligation to repurchase its outstanding shares of redeemable common stock by considering, in part, the most recent price at which the Company was able to sell shares to the ESOP Trust. The reported value of outstanding redeemable common stock equals the current share price multiplied by shares issued and outstanding.

In its fiduciary capacity, the ESOP Trustee is independent of the Company and its management. Consistent with its fiduciary responsibilities, the ESOP Trustee retains an independent third party valuation firm to assist it in determining the value (share price) at which the ESOP Trustee may acquire or dispose of investments in Alion common stock. The Audit and Finance Committee of Alion’s Board of Directors reviews the reasonableness of the amount management has determined Alion should recognize for the Company’s obligation to repurchase shares of its outstanding redeemable common stock. The Audit and Finance Committee considers various factors in its review, including, in part, the most recent valuation report prepared for, and the share price selected by the ESOP Trustee.

Alion records changes in the reported value of its outstanding redeemable common stock through an offsetting charge or credit to accumulated deficit. The Company recognized a change in the value of its redeemable common stock obligation in connection with the September 30, 2014 ESOP valuation and Company contribution.

At March 31, 2015, Alion’s accumulated deficit includes a $110.1 million cumulative benefit for declines in its share price through September 2014 which reduced the Company’s aggregate ESOP share redemption obligation. Outstanding redeemable common stock had an aggregate redemption value of approximately $32.1 million as of March 31, 2015.

Concentration of Credit Risk

Alion is subject to credit risk for its cash equivalents and accounts receivable. The Company believes the high credit quality of its cash equivalent investments limits its credit risk with respect to such investments. Alion believes its concentration of credit risk with respect to accounts receivable is limited as the receivables are principally due from the Federal Government. Approximately 18% of the Company’s receivables are due from commercial customers including other prime contractors.

Fair Value of Financial Instruments

Alion is required to disclose the fair value of its financial instruments but is not required to record its senior debt at fair value. See Note 11 for a discussion of Alion’s current debt and Note 12 for the related fair value disclosures. The fair value of cash, cash equivalents, accounts payable and accounts receivable does not differ materially from carrying value because of the short maturity of those instruments.

Off-Balance Sheet Financing Arrangements

Alion accounts for operating leases entered into in the routine course of business in accordance with ASC 840 – Leases. The Company has no off-balance sheet financing arrangements other than operating leases and letters of credit under Alion’s Existing Revolving Credit Facility. Alion has no relationship with any unconsolidated or special purpose entity and has not issued any associated guarantees.

Recently Issued Accounting Pronouncements

In May 2014, FASB issued ASU 2014-9, Revenue from Contracts with Customers (Topic 606), which supersedes the revenue recognition requirements in ASC Topic 605 Revenue Recognition and some cost guidance in Subtopic 605-35, Revenue Recognition – Construction-Type and Production-Type Contracts. ASU 2014-9 is based on the principle that revenue is recognized to depict the transfer of goods or services to customers at an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. It specifies a five-step process to analyze contracts with customers to determine when and in what amounts an entity should recognize revenue.

ASU 2014-9 requires additional disclosures about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, including significant judgments and changes in judgments, and assets recognized from costs incurred to obtain or fulfill a contract. ASU 2014-9 is effective for the Company beginning in the first quarter of fiscal 2018, using one of two retrospective methods of adoption. Early adoption is not permitted. The Company has not selected a method for adoption nor has it determined the potential effects on Alion’s financial position, cash flows or results of operations.

(2)	Summary of Significant Accounting Policies

Basis of Presentation and Principles of Consolidation

The accompanying audited consolidated financial statements include the accounts of Alion Science and Technology Corporation (a Delaware corporation) and its wholly-owned subsidiaries and have been prepared in accordance with U.S. generally accepted accounting principles on the accrual basis of accounting. The statements include the accounts of Alion and its wholly-owned subsidiaries from date of formation or acquisition. All inter-company accounts have been eliminated in consolidation. The wholly-owned subsidiaries are:

•	Innovative Technology Solutions Corporation (ITSC) – acquired October 2003

•	Alion – IPS Corporation (IPS) – acquired February 2004

•	Alion – METI Corporation (METI) – acquired February 2005

•	Alion – CATI Corporation (CATI) – acquired February 2005

•	Alion International Corporation (Alion International) – established February 2005

•	Alion Science and Technology (Canada) Corporation – established February 2005

•	Alion – JJMA Corporation (JJMA) – acquired April 2005

•	Alion – BMH Corporation (BMH) – acquired February 2006

•	Washington Consulting, Inc. (WCI) – acquired February 2006

•	Alion – MA&D Corporation (MA&D) – acquired May 2006

•	Alion Offshore Services, Inc. (Alion Offshore) – established May 2006

•	Washington Consulting Government Services, Inc. (WCGS) – established July 2007

•	Alion Asia Corporation (Alion Asia) – established May 2012

•	Alion Maritime India Private Limited (Alion India) – established May 2013

The accompanying financial statements are prepared on the going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. Although our liabilities exceed our assets, we were able to refinance our prior debt and increase our revolving credit borrowing capacity. Management’s current cash flow forecasts indicate that Alion’s operating cash flows and sources of liquidity, including the deferment of certain liabilities, will be sufficient to meet debt service payments including cash payable interest and required principal payments for at least the next fifteen months. In each of the past three fiscal years, Alion generated sufficient cash flow from operations and financing activities to fulfill its financial commitments, including debt service.

Management’s current forecasts of future results could differ materially due to general economic and Congressional budget uncertainties, sequestration’s effect on future government spending levels, procurement and contract funding delays and other risks associated with future federal government procurement and contracting actions. Alion depends heavily on federal government prime contracts and subcontracts which account for nearly all the Company’s revenue. Interruptions in the government funding process, whether from federal budget delays, debt ceiling limitations, government shutdowns, sequestration or Department of Defense spending cuts could materially adversely affect the Company’s future revenue and cash flows.

The Company’s preparation of these financial statements reflect material subsequent events through December 29, 2014, the date that these financial statements were issued.

Fiscal, Quarter and Interim Periods

Alion’s fiscal year ends on September 30. The Company operates based on a three-month quarter, four-quarter fiscal year with quarters ending December 31, March 31, June 30, and September 30.

Use of Estimates

Preparing financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported for assets and liabilities, disclosures of contingent assets and liabilities as of financial statement dates and amounts reported for operating results for each period presented. Actual results are likely to differ from those estimates, but management does not believe such differences will materially affect Alion’s financial position, results of operations, or cash flows.

Liquidity

The Company is highly leveraged, before and after the refinancing completed in August 2014. As of September 30, 2014, the Company had approximately $629 million of long-term debt outstanding. Over the next year, the interest and principal payments due under our various debt agreements are approximately $43.5 million and $43.2 million, respectively. As of September 30, 2014, the Company has $17.3 million available on its revolving credit facility and has the ability to borrow an additional $6.5 million under that facility.

The Company’s high level of debt could have adverse effects on its business and financial condition. Specifically, the Company’s high level of debt could have important consequences, including the following:

•	making it more difficult for the Company to satisfy obligations including our repurchase obligations to ESOP participants;

•	limiting the Company’s ability to obtain additional financing to fund future working capital, capital expenditures, acquisitions or other general corporate requirements;

•	requiring a substantial portion of the Company’s cash flows to be dedicated to debt service payments instead of other purposes;

•	increasing the Company’s vulnerability to general adverse economic and industry conditions;

•	limiting the Company’s ability to execute on its business plans and flexibility in planning for and reacting to changes in the industry in which the Company competes;

•	placing the Company at a disadvantage compared to other, less leveraged competitors; and

•	increasing the Company’s cost of borrowing.

The Company’s ability to continue as a going concern and make our scheduled payments depends on and is subject to its financial and operating performance, which in turn is affected by general economic, financial, competitive, business and other factors beyond the Company’s control, including the availability of financing in the international banking and capital markets.

The Company has several initiatives designed to increase revenue and profitability through improvement in program execution, cost reductions and avoidance initiatives, improvements that will reduce the Company’s DSO, reductions in our unbilled receivables, and moving in to more profitable business sectors. There can be no assurance, however, that these actions will be successful. If we are unable to generate sufficient funds from operations or raise additional capital, there could be material adverse effects on our liquidity.

Although the Company is significantly leveraged, it expects that the current cash balances, liquidity from its revolver, deferring expenditures, reducing overhead, securing rent abatements, collecting approved award fees related to past periods and cash generated from operations will be sufficient to meet working capital, capital expenditure, debt service, and other cash needs for the next year; however, there can be no assurances that the Company will be able to generate sufficient cash flows to fund its operations and service its debt for the next year.

Summary of Critical Accounting Policies

Revenue Recognition

Alion derives its revenue from delivering technology services under three types of contracts. Some contracts provide for reimbursement of costs plus fees; others are fixed-price or time-and-material type contracts. We recognize revenue when a contract has been executed, the contract price is fixed or determinable, delivery of services or products has occurred, and our ability to collect the contract price is considered reasonably assured. Alion applies the percentage-of-completion method in Accounting Standards Codification (ASC) 605 – Revenue Recognition to recognize revenue.

Alion recognizes revenue on cost-reimbursement contracts as it incurs costs and includes estimated fees earned. The Company recognizes time-and-material contract revenue at negotiated, fixed, contractually billable rates as it delivers labor hours and incurs other direct expenses. We use various performance measures under the percentage-of-completion method to recognize revenue for fixed-price contracts. Estimating contract costs at completion and recognizing revenue appropriately involve significant management estimates. Actual costs may differ from estimated costs and affect estimated profitability and revenue recognition timing. From time to time, facts develop that require us to revise estimated total costs or expected revenue. We record the cumulative effect of revised estimates in the period when the facts requiring revised estimates become known. We recognize the full amount of anticipated losses on any contract in the period a loss becomes known. For each of the periods presented, the cumulative effects of revised estimates were immaterial to the Company’s financial performance.

U.S. federal government contracts are subject to periodic funding by our contracting agency customers. A customer may fund a contract at inception or incrementally throughout the period of performance as services are provided. If we determine contract funding is not probable, we defer revenue recognition until realization is probable. The federal government can audit Alion’s contract costs and adjust amounts through negotiation. The federal government considers Alion a major contractor and maintains an office on site. The Defense Contract Audit Agency (DCAA), is currently auditing our 2008 claimed indirect costs. We have settled our rates through 2007. We timely submitted our indirect cost proposals for all open fiscal years. We have recorded revenue on federal government contracts in amounts we expect to realize.

We recognize revenue on unpriced change orders as we incur expenses and only to the extent it is probable we will recover such costs. The Company recognizes revenue in excess of costs on unpriced change orders only when management can also estimate beyond a reasonable doubt the amount of excess and experience provides a sufficient basis for recognition. Alion recognizes revenue on claims as expenses are incurred and only to the extent it is probable we will recover such costs and can reliably estimate the amount we will recover.

Income Taxes

Alion accounts for income taxes by applying the provisions in currently enacted tax laws. We determine deferred income taxes based on the estimated future tax effects of differences between the financial statement and tax bases of our assets and liabilities. Deferred income tax provisions and benefits change as assets or liabilities change from year to year. In providing for deferred taxes, Alion considers the tax regulations of the jurisdictions where we operate; estimated future taxable income; and available tax planning strategies. If tax regulations, operating results or the ability to implement tax-planning strategies change, the carrying value of deferred tax assets and liabilities may require adjustment.

Alion has a history of operating losses for both tax and financial statement purposes. The Company has recorded valuation allowances equal to deferred tax assets based on the likelihood that we may not be able to realize the value of these assets. Alion recognizes the benefit of a tax position only after determining that the relevant tax authority would “more likely than not” sustain our position following an audit. For tax positions meeting the “more likely than not” threshold, we recognize the largest benefit that has a greater than 50 percent likelihood of being realized upon ultimate settlement with the relevant tax authority.

Cash and Cash Equivalents

The Company considers cash in banks, and deposits with financial institutions with maturities of three months or less at time of purchase which it can liquidate without prior notice or penalty, to be cash and cash equivalents.

Accounts Receivable and Billings in Excess of Revenue Earned

Accounts receivable include billed accounts receivable and unbilled receivables. Unbilled receivables consist of costs and fees which are billable upon occurrence of a specific event, amounts billable after the balance sheet date and revenue in excess of billings on uncompleted contracts (accumulated project expenses and fees which were not billed or were not currently billable as of the date of the consolidated balance sheet). Unbilled accounts receivable include revenue recognized for customer-requested work Alion performed on new and existing contracts for which the Company had not received contracts or contract modifications. Accounts receivable are stated as estimated realized value. The allowance for doubtful accounts is Alion’s best estimate of the amount of probable losses in the Company’s existing billed and unbilled accounts receivable. The Company determines the allowance using specific identification and historical write-off experience based on receivable age.

Billings in excess of revenue and advance collections from customers represent amounts received from or billed to customers in excess of project revenue recognized to date.

Property, Plant and Equipment

Leasehold improvements, software and equipment are recorded at cost. Maintenance and repairs that do not add significant value or significantly lengthen an asset’s useful life are charged to current operations. Software and equipment are depreciated on the straight-line method over their estimated useful lives (typically 3 years for software and 5 years for equipment). Leasehold improvements are amortized on the straight-line method over the shorter of the asset’s estimated useful life or the life of the lease. Upon sale or retirement of an asset, costs and related accumulated depreciation are deducted from the accounts, and any gain or loss is recognized in the audited consolidated statements of operations.

Goodwill

Alion assigns the purchase price paid to acquire the stock or assets of a business to the net assets acquired based on the estimated fair value of assets acquired and liabilities assumed. Goodwill is the purchase price in excess of the estimated fair value of the tangible net assets and separately identified intangible assets acquired. There have been no changes to goodwill carrying value in fiscal 2014.

The Company accounts for goodwill and other intangible assets in accordance with the provisions of ASC 350 – Intangibles-Goodwill and Other. Alion operates in one segment and tests goodwill at the reporting unit level. There are two reporting units. We do not allocate corporate debt to our reporting units. We treat our corporate debt as part of our capital structure.

We review goodwill for impairment in the fourth quarter each year, and whenever events or circumstances indicate goodwill might be impaired. In the third quarter of fiscal 2014, we determined that our declining revenue and the difficulties Alion had experienced in accessing capital and concluding a refinancing transaction were indicators that goodwill might be impaired. We conducted a full Step One impairment test as of June 30, 2014 and determined goodwill was not impaired. As, discussed in the Goodwill Note, in September 2014, we elected to perform a Step Zero analysis based on favorable changes in Alion’s circumstances such as improved fourth quarter financial performance and Alion having successfully concluded its August 2014 Refinancing Transactions.

We are required to recognize an impairment loss to the extent our goodwill carrying value at the reporting unit level exceeds fair value. Evaluating goodwill involves significant management estimates. To date, none of our reviews resulted in a goodwill impairment adjustment. See Note 9 for a detailed discussion of the Company’s goodwill impairment testing process.

Intangible Assets

Alion amortizes intangible assets as it consumes economic benefits over estimated useful lives. As of September 30, 2014, the Company had approximately $1.0 million in net intangible assets, including contracts purchased in the JJMA acquisition and purchased software licenses. The JJMA contract portfolio has a remaining useful life of approximately 1.4 years.

Redeemable Common Stock

There is no public market for Alion’s redeemable common stock and therefore no observable price for its equity, individually or in the aggregate. The Employee Stock Ownership Plan (ESOP) Trust holds all the Company’s outstanding common stock. Under certain circumstances, ESOP beneficiaries can require the ESOP Trust to distribute the value of their beneficial interests. The Internal Revenue Code (IRC) and the Employee Retirement Income Security Act (ERISA) require the Company to offer ESOP participants who receive Alion common stock a liquidity put right. The put right requires the Company to purchase distributed shares at a price per share determined by the ESOP trustee on the most recent valuation date at any time during two put option periods. Common stock distributed by the ESOP Trust is subject to a right of first refusal. Prior to any subsequent transfer, shares must first be offered to the Company and then to the ESOP Trust. Eventual redemption of shares of Alion common stock as a result of distributions is outside the Company’s control. Therefore, Alion classifies its outstanding shares of redeemable common stock as other than permanent equity.

At each reporting date, Alion is required to increase or decrease the reported value of its outstanding common stock to reflect its estimated redemption value. Management estimates the value of Alion’s obligation to repurchase its outstanding shares of redeemable common stock by considering, in part, the most recent price at which the Company was able to sell shares to the ESOP Trust. The reported value of outstanding redeemable common stock equals the current share price multiplied by total shares issued and outstanding.

In its fiduciary capacity, the ESOP Trustee is independent of the Company and its management. Consistent with its fiduciary responsibilities, the ESOP Trustee retains an independent third party valuation firm to assist it in determining the value (share price) at which the ESOP Trustee may acquire or dispose of investments in Alion common stock. The Audit and Finance Committee of Alion’s Board of Directors reviews the reasonableness of the amount management has determined Alion should recognize for the Company’s obligation to repurchase shares of its outstanding redeemable common stock. The Audit and Finance Committee considers various factors in its review, including, in part, the most recent valuation report prepared for, and the share price selected by the ESOP Trustee.

Alion records changes in the reported value of its outstanding redeemable common stock through an offsetting charge or credit to accumulated deficit. The Company recognized a change in the value as determined by the ESOP trustee of its redeemable common stock in connection with the September 30, 2014 ESOP valuation.

Alion’s accumulated deficit at September 30, 2014, includes a $110.1 million cumulative benefit for declines in its share price through September 2014 which reduced the Company’s aggregate ESOP share redemption obligation. Outstanding redeemable common stock had an aggregate redemption value of approximately $32.1 million as of September 30, 2014.

Concentration of Credit Risk

Alion is subject to credit risk for its cash equivalents and accounts receivable. The Company believes the high credit quality of its cash equivalent investments limits its credit risk with respect to such investments. Alion believes its concentration of credit risk with respect to accounts receivable is limited as the receivables are principally due from the federal government. Approximately 21% of the Company’s receivables are due from commercial customers including other prime contractors.

Fair Value of Financial Instruments

Alion is required to disclose the fair value of its financial instruments, but is not required to record its senior long term debt at fair value. See Note 11 for a discussion of Alion’s long term debt and Note 12 for the related fair value disclosures. The fair value of cash, cash equivalents, accounts payable and accounts receivable is not materially different from carrying value because of the short maturity of those instruments.

Off-Balance Sheet Financing Arrangements

Alion accounts for operating leases entered into in the routine course of business in accordance with ASC 840 Leases. We have no off-balance sheet financing arrangements other than operating leases and letters of credit under our revolving credit facility. Alion has no relationship with any unconsolidated or special purpose entity and has not issued any guarantees.

Recently Issued Accounting Pronouncements

In May 2014 the FASB issued Accounting Standards Update 2014-09 (“ASU 2014-09”), “Revenue from Contracts with Customers” which requires an entity to recognize revenue when a customer obtains control rather than when an entity has transferred substantially all risks and rewards of a good or service. This update is effective for annual reporting periods beginning on or after December 15, 2016 and interim periods therein and requires expanded disclosures. We are currently assessing the impact adopting ASU 2014-09 will have on our operating results, financial position and cash flows.

In August 2014, the FASB issued Accounting Standards Update 2014-15 (“ASU 2014-15”) “Presentation of Financial Statements-Going Concern (Subtopic 205-40): Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern”. ASU 2014-15 defines management’s responsibility to evaluate whether there is substantial doubt about an organization’s ability to continue as a going concern and to provide related footnote disclosures. GAAP-basis financial statements are prepared under the presumption a reporting organization will continue to operate as a going concern. The presumption, commonly called the going concern basis of accounting, establishes the basis for measuring and classifying assets and liabilities.

ASU 2014-15 provides the guidance GAAP currently lacks regarding management’s responsibilities related to going concern analysis and disclosures. It establishes principles and definitions intended to reduce diversity in both timing and content for financial statement disclosures. ASU 2014 -15 is effective for annual periods ending after December 15, 2016, including interim periods within that reporting period. Early application is permitted for annual or interim reporting periods for which financial statements have not been issued. The Company does not believe that adopting ASU 2014-15 will materially affect its operating results, financial position or cash flows.